Earnings per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Share
3. Earnings per Share
Basic earnings (loss) per share is calculated by dividing net income (loss) attributable to the Company available to common stockholders by the weighted average number of common shares outstanding for the three and nine months ended September 30, 2021 and 2020. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were either exercised or converted into common stock or resulted in the issuance of common stock that would share in the earnings of the Company. The dilutive effect of options is reflected in diluted earnings per share by application of the treasury stock method. The dilutive effect of shares to be purchased under the Company’s Employee Stock Purchase Plan is reflected in diluted earnings per share by the weighted-average number of shares outstanding that would have been outstanding during the period. The Company uses the two-class
method to determine earnings per share.
For calculating basic earnings per share, for the three and nine months ended September 30, 2021, the weighted average number of shares outstanding exclude 2,194,343 and 1,541,174 non-vested
restricted shares and 21,499 and 36,246 unexercised substantive options. The computation of diluted earnings per share for the three and nine months ended September 30, 2021 did not assume the effect of restricted shares or substantive options because the effects were antidilutive.
For calculating basic earnings per share, for the three and nine months ended September 30, 2020, the weighted average number of shares outstanding exclude 310,922 and 253,141 non-vested
restricted shares and 55,548 and 52,673 substantive options. The computation of diluted earnings per share for the three and nine months ended September 30, 2020 did not assume the effect of restricted shares or substantive options because the effects were antidilutive.

The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share for the three and nine months ended September 30, 2021 and 2020 (in thousands, except share data):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$357	$(1,248)	$899	$794
Earnings allocated to non-vested shares	71	—	165	41

Subtotal	$286	$(1,248)	$734	$753

Denominator
Weighted average common shares outstanding	8,920,505	5,567,523	7,003,462	5,569,177
Effect of dilutive nominal options	—	—	—	4,396
Effect of dilutive contingently earned shares	14,769	—	4,978	31,231
Dilutive average shares outstanding	8,935,274	5,567,523	7,008,440	5,604,804
Basic earnings (loss) per share	$0.03	$(0.22)	$0.10	$0.14
Dilutive earnings (loss) per share	$0.03	$(0.22)	$0.10	$0.13

3. Earnings per Share
Basic earnings (loss) per share is calculated by dividing net income (loss) attributable to the Company available to common stockholders by the weighted average number of common shares outstanding for the years ended December 31, 2019 and 2020. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were either exercised or converted into common stock or resulted in the issuance of common stock that would share in the earnings of the Company. The Company uses the two-class
method to determine earnings per share.
On August 31, 2019, the Company redeemed 38,350 shares of redeemable common shares pursuant to a put right by which the redemption price exceeded fair value. The Company reduced undistributed earnings for the year ended December 31, 2019 by $8,148 to reflect this payment.

For calculating basic earnings per share, for the years ended December 31, 2019, the weighted average number of shares outstanding exclude 137,706 non-vested
restricted shares and 8,968 unexercised substantive options. The computation of diluted earnings (loss) per share for the year ended December 31, 2019 did not assume the effect of restricted shares because the effects were antidilutive.
For calculating basic earnings per share, for the years ended December 31, 2020, the weighted average number of shares outstanding exclude 268,450 non-vested
restricted shares and 53,395 substantive options. The computation of diluted earnings (loss) per share for the year ended December 31, 2020 did not assume the effect of restricted shares because the effects were antidilutive.
The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share for the years ending December 31, 2019, and 2020:

	December 31, 2019	December 31, 2020
Numerator
Net income	1,526	990
Deemed dividend	8	—
Earnings allocated to non-vested shares	38	55

Subtotal	$1,480	$935

Denominator
Weighted average common shares outstanding	5,770,170	5,399,356
Effect of dilutive nominal options	4,809	5,162
Effect of dilutive contingently earned shares	30,857	7,700
Dilutive average shares outstanding	5,805,836	5,412,218
Basic earnings per share	$0.26	$0.17
Dilutive earnings per share	$0.25	$0.17